PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Reconciliation of Property, Plant and Equipment
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Hydroelectric	Wind	Solar	Other(1)	Total(2)(3)
Property, plant and equipment, at fair value
As at December 31, 2025	$29,208	$4,175	$4,450	$6	$37,839
Additions	63	7	37	6	113
Transfer from construction work-in-progress	16	134	187	—	337
Transfer to assets held for sale	(2,349)	—	(180)	—	(2,529)
Items recognized through OCI:
Change in fair value	116	—	(18)	(5)	93
Foreign exchange	1,424	58	92	2	1,576
Items recognized through net income:
Change in fair value	—	(10)	(10)	—	(20)
Depreciation	(277)	(173)	(144)	(1)	(595)
As at June 30, 2026	$28,201	$4,191	$4,414	$8	$36,814
Construction work-in-progress
As at December 31, 2025	$280	$542	$868	$170	$1,860
Additions	45	81	254	62	442
Transfer to property, plant and equipment	(16)	(134)	(187)	—	(337)
Items recognized through OCI:
Foreign exchange	3	5	(16)	—	(8)
As at June 30, 2026	$312	$494	$919	$232	$1,957
Total property, plant and equipment, at fair value
As at December 31, 2025(2)(3)	$29,488	$4,717	$5,318	$176	$39,699
As at June 30, 2026(2)(3)	$28,513	$4,685	$5,333	$240	$38,771
(1)Includes battery storage.
(2)Includes right-of-use assets not subject to revaluation of $55 million (2025: $29 million) in our hydroelectric segment, $101 million (2025: $104 million) in our wind segment, $143 million (2025: $118 million) in our solar segment, and nil (2025: $8 million) in other.
(3)Includes land not subject to revaluation of $146 million (2025: $204 million) in our hydroelectric segment, $12 million (2025: $12 million) in our wind segment, and $39 million (2025: $40 million) in our solar segment.
Summary of Asset Acquisitions	They are accounted for as asset acquisitions as they do not constitute business combinations under IFRS 3:

Region	Technology	Capacity	Amount recognized in Property, Plant and Equipment	Brookfield Renewable Corporation Economic Interest
U.S.	Utility-scale solar	210 MW	$61 million	20%